MFS® Low Volatility Global Equity Fund
MFS® Low Volatility Global Equity Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Low Volatility Global Equity Fund	A		T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		2.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Low Volatility Global Equity Fund		A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.19%
Total Annual Fund Operating Expenses		1.06%	1.06%	1.81%	1.81%	0.81%	1.81%	1.31%	1.06%	0.81%	0.74%
Fee Reductions and/or Expense Reimbursements	[1]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.99%	0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.99% of the class' average daily net assets annually for each of Class A, Class T, and Class R3 shares, 1.74% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.74% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.24% of the class' average daily net assets annually for Class R2 shares, and 0.68% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2019.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Low Volatility Global Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	670	886	1,120	1,789
T	348	572	814	1,506
B	577	863	1,173	1,924
C	277	563	973	2,121
I	76	252	443	995
R1	177	563	973	2,121
R2	126	408	711	1,573
R3	101	330	578	1,288
R4	76	252	443	995
R6	69	231	406	913

Expense Example No Redemption - MFS® Low Volatility Global Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	177	563	973	1,924
C	177	563	973	2,121

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS invests the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.  MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the MSCI All Country World Index (the Index) less 15%.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer. MFS uses quantitative analysis to determine a quantitative rating for an issuer. When MFS quantitative research is available but MFS fundamental research is not available, MFS considers the issuer to have a neutral fundamental rating. MFS generally eliminates the most volatile equity securities based on historical volatility as potential investments for the fund.  MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating as well as issuer, industry, and sector weightings, volatility, and other factors, with a goal of constructing a portfolio less volatile than the Index.  Volatility is measured by the standard deviation of monthly returns. Volatility generally measures how much the fund’s returns have varied over a specified time period.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Investment Strategy Risk:  There is no assurance that the fund will be less volatile than the Index over the long term or for any year or period of years. The fund’s strategy to invest in equity securities with historically lower volatility may not produce the intended results if, in general, the historical volatility of an equity security is not a good predictor of the future volatility of that equity security, and/or if the specific equity securities held by the fund become more volatile than expected. In addition, the fund’s strategy to blend fundamental and quantitative research may not produce the intended results, and MFS fundamental research is not available for all issuers.  It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments in emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate Investment Trust Risk: The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. Quantitative models may not produce the intended results due to the factors used in the models, the weight placed on each factor in the models, changing sources of market return or market risk, and technical issues in the design, development, implementation, and maintenance of the models (e.g., incomplete or inaccurate data, programming or other software issues, and technology failures).

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2018, was 4.89%. During the period(s) shown in the bar chart, the highest quarterly return was 5.37% (for the calendar quarter ended March 31, 2017) and the lowest quarterly return was (5.79)% (for the calendar quarter ended September 30, 2015).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2017)
Average Annual Returns - MFS® Low Volatility Global Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
T	T Shares Returns Before Taxes	15.24%	8.17%	Dec. 05, 2013
B	B Shares Returns Before Taxes	13.26%	7.44%	Dec. 05, 2013
C	C Shares Returns Before Taxes	16.27%	8.01%	Dec. 05, 2013
I	I Shares Returns Before Taxes	18.49%	9.12%	Dec. 05, 2013
R1	R1 Shares Returns Before Taxes	17.27%	8.03%	Dec. 05, 2013
R2	R2 Shares Returns Before Taxes	17.87%	8.57%	Dec. 05, 2013
R3	R3 Shares Returns Before Taxes	18.06%	8.84%	Dec. 05, 2013
R4	R4 Shares Returns Before Taxes	18.49%	9.11%	Dec. 05, 2013
R6	R6 Shares Returns Before Taxes	18.46%	9.13%	Dec. 05, 2013
A	A Shares Returns Before Taxes	11.35%	7.32%	Dec. 05, 2013
After Taxes on Distributions | A	A Shares Returns After Taxes on Distributions	10.92%	6.96%
After Taxes on Distributions and Sale of Fund Shares | A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.84%	5.68%
MSCI All Country World Index (net div)	Index Comparison (Reflects no deduction for fees, expenses, or taxes) MSCI All Country World Index (net div)	23.97%	8.69%	Dec. 05, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.